Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 11,398	R$ 8,015
Trade accounts receivable, net	14,263	10,076
Short-term advances	28,970	1,131
Other current assets	7,537	1,053
Total current assets	62,168	20,275
Non-current assets
Property and equipment, net	3,990	2,932
Right-of-use assets, net	1,435	1,441
Intangible assets, net	137,061	138,951
Goodwill	204,099	199,512
Other non-current assets	11,108	3,954
Total non-current assets	357,693	346,790
Total assets	419,861	367,065
Current liabilities
Accounts payable to suppliers	47,133	7,283
Salaries and labor charges	16,674	15,015
Loans and financing	4,960	1,138
Loans from investors		200
Subscription rights		39,343
Debentures	51,197	60,873
Exposure premium liability	1,835	841
Lease liability	742	976
Income taxes payable	1,913	1,204
Taxes, fees and contributions payable	5,352	4,194
Deferred revenue	3,145	3,820
Deferred and contingent consideration on acquisitions	227,077	194,972
Related parties	9,867	846
Other current liabilities	852	1,391
Total current liabilities	370,747	332,096
Non-current liabilities
Loans and financing	329	669
Loans from investors	13,901	5,249
Taxes and contributions payable	2,886	1,154
Deferred and contingent consideration on acquisitions	5,000	39,984
Lease liability	777	611
Provisions for risks	30,820	31,032
Deferred taxes	44,566	45,838
Related parties		3,232
Derivative warrant liabilities	4,464
Other non-current liabilities		2,161
Total non-current liabilities	102,743	129,930
Total liabilities	473,490	462,026
SHAREHOLDERS’ DEFICIT
Share capital	260,685	40,404
Capital reserves	127,932	54,632
Accumulated losses	(446,575)	(193,850)
Total shareholders’ deficit, Equity attributable to owners	(57,958)	(98,814)
Non-controlling interest	4,329	3,853
Total shareholders’ deficit	(53,629)	(94,961)
Total liabilities and shareholders’ deficit	R$ 419,861	R$ 367,065